FORM 13F

Report for the Calendar Year or Quarter
Ended: March 31, 2011

This Amendment (Check only one.):
   is a restatement
x  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Kahn Brothers Group, Inc.

Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:
Name: Kenneth Rodwogin
Title: Vice President
Phone: (212) 980-5050

Signature, Place, and Date of Signing:

[Signature]/s/ Kenneth Rodwogin

[City, State]  New York, NY

[Date] May 10, 2011

Report Type (Check only one.):

  13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager
are reported in this report.)   X
  13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other
reporting manager(s).









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
NONE


Form 13F Information Table Entry Total:
50

Form 13F Information Table Value Total:
$580,192,856

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


 KAHN BROTHERS GROUP, INC.
 FORM 13F
 March 31, 2011

                                                                  INVEST  VOTING
                                             MARKET               DISCR.   AUTH.
SECURITY                CLASS   CUSIP        VALUE       QTY      SOLE     NONE

COMMON STOCK

AMERICAN TEL & TEL    	COM  	030177109 	1,112,669	   36,350   x      36,350
ASTORIA FIN'L         	COM  	46265104	  426,703	   29,694   x      29,694
AUDIOVOX CORP.        	COM  	50757103   17,674,816  	2,209,352   x   2,209,352
AMBAC FIN'L			COM	23139108	   15,400	  100,000	x	100,000
ASTEC INDUST		COM	46224101	3,617,130	   97,000	x	 97,000
BANK OF AMERICA		COM	60505104	  545,610	   40,931  	x      40,931
BP PLC			COM	55622104	3,403,900	   77,116	x	 77,116
BRISTOL MYERS SQUIBB	COM  	110122108  44,387,462	1,679,435  	x   1,679,435
CFS BANCORP			COM 	12525D102	  596,569	  106,912  	x     106,912
CITIGROUP, INC		COM  	172967101  30,312,898	6,858,122  	x   6,858,122
CHEVRONTEXCO CORP.	COM  	166764100	2,352,526	   21,886	x      21,886
COMCAST CL. A		COM	20030N101	2,600,449	  105,196  	x     105,196
CTM MEDIA CL A		COM	22944D104	  435,755	  216,794	x	216,794
CTM MEDIA CL B		COM	22944D203	   25,484	   11,080	x	 11,080
DIME COMM.BANC		COM  	253922108	2,326,626	  157,630  	x     157,630
EXXON MOBIL CORP		COM  	30231G102	1,692,023	   20,112  	x      29,112
FIRST PLACE FIN'L		COM  	33610T109      39,529	   17,726  	x      17,726
FIRST NIAGARA FIN'L	COM	33582V108   6,565,069	  483,437	x     483,437
FLUSHING FINANCIAL CORP	COM  	343873105   8,199,053	  550,272 	x     550,272
GENERAL ELECTRIC		COM	369604103	  431,075	   21,500	x	 21,500
HOLOGIC              	COM 	436440101  37,032,797	1,668,144 	x   1,668,144
IBM                    	COM  	459200101   2,200,630      13,495 	x      13,495
IDT CORP.              	COM  	448947101     275,627	   10,182  	x      10,182
IDT CORP. CL. B		COM  	448847309  18,190,684     674,979	x     674,979
KEYCORP NEW			COM	493267108	  224,850	   25,321	x	 25,321
LANDMARK SVGS. BK.     	COM  	514928100	1,720,924	  105,903   x     105,903
MERCK & CO.			COM  	589331107  47,865,963	1,450,044  	x   1,450,044
MERITOR SVGS BK PA     	COM  	590007100	   68,908	   21,400  	x      21,400
MEDQUIST HOLDINGS		COM	58506K102  10,289,499	  987,476	x     987,476
MEDCO HEALTH SOL.		COM	58405U102	  847,623	   15,093  	x      15,093
MONSANTO 			COM	66166W101	  739,151	   10,229	x      10,229
MBIA INC.			COM	55262C100  30,749,006	3,062,650	x   3,062,650
NAM TAI ELEC.		COM  	629865205  17,094,549	2,650,317  	x   2,650,317
NEW YORK COMMUNITY BANC	COM  	649445103  63,955,031	3,705,389	x   3,705,389
NEWMARKET GROUP		COM	651587107     765,785	    4,840	x       4,840
NOVARTIS ADR           	COM  	66987V109	2,580,755	   47,484  	x      47,484
NY TIMES CL A.		COM	650111107  19,538,220	2,063,170	x   2,063,170
OLD REPUBLIC           	COM  	680223104  33,780,977  	2,662,016  	x   2,662,016
PHI INC. NON-VOTE      	COM  	716604202	  746,108      33,730  	x      33,730
PFIZER INC.            	COM  	717081103  53,483,257	2,633,346  	x   2,633,346
PROVIDENT BANCORP      	COM  	74383A109   9,702,658	  940,180  	x     940,180
PATTERSON ENERGY		COM	703481101  25,138,149	  855,330	x	855,330
QUESTAR CORP.          	COM  	748356102     278,328	   15,950  	x      15,950
SEABOARD CORP.         	COM  	811543107  37,753,798      15,646  	x      15,646
SLM CORP.			COM	78443P106  27,587,109	1,803,079  	x   1,803,079
SYMS CORP              	COM  	871551107	2,913,236     436,767  	x     436,767
TCF FIN'L              	COM  	872275102	  386,413      24,364  	x      24,364
TRAVELERS			COM	89417E109   4,313,995	   72,528	x      72,528
USG INC.			COM	903293405	3,032,120	  182,000	x	182,000
VOLVO                  	COM  	928856400	  175,960  	   10,000  	x      10,000

TOTALS                                  580,192,858  39,041,597  	   39,041,597